Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Property and Equipment, net
Residual value (as a percentage)	5.00%
Transportation equipment
Property and Equipment, net
Estimated useful lives	P4Y
Leasehold improvements
Property and Equipment, net
Estimated useful lives	P5Y
Minimum | Electronic equipment
Property and Equipment, net
Estimated useful lives	P3Y
Minimum | Office equipment
Property and Equipment, net
Estimated useful lives	P3Y
Maximum | Electronic equipment
Property and Equipment, net
Estimated useful lives	P5Y
Maximum | Office equipment
Property and Equipment, net
Estimated useful lives	P-5Y